Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust
Entity Central Index Key	0001097519
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Convertible Securities Fund (the Fund) for the period of March 1, 2024 to August 31, 2024.
Columbia Convertible Securities Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Convertible Securities Fund
Class Name	Class A
Trading Symbol	PACIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Convertible Securities Fund (the Fund) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 55	1.07%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.07%
Net Assets	$ 1,180,886,077
Holdings Count | Holding	114
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,180,886,077
Total number of portfolio holdings	114
Portfolio turnover for the reporting period	49%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to chang
e.
Top Holdings
Bank of America Corp.7.250%	2.1%
Bill.com Holdings, Inc. 04/01/2027	2.1%
ON Semiconductor Corp. 03/01/2029 0.500%	1.9%
NextEra Energy, Inc. 06/01/2027 7.299%	1.9%
Welltower OP LLC 07/15/2029 3.125%	1.7%
Lumentum Holdings, Inc. 06/15/2028 0.500%	1.7%
Dexcom, Inc. 05/15/2028 0.375%	1.7%
Carnival Corp. 12/01/2027 5.750%	1.6%
Akamai Technologies, Inc. 02/15/2029 1.125%	1.5%
Uber Technologies, Inc. 12/01/2028 0.875%	1.5%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Bank of America Corp.7.250%	2.1%
Bill.com Holdings, Inc. 04/01/2027	2.1%
ON Semiconductor Corp. 03/01/2029 0.500%	1.9%
NextEra Energy, Inc. 06/01/2027 7.299%	1.9%
Welltower OP LLC 07/15/2029 3.125%	1.7%
Lumentum Holdings, Inc. 06/15/2028 0.500%	1.7%
Dexcom, Inc. 05/15/2028 0.375%	1.7%
Carnival Corp. 12/01/2027 5.750%	1.6%
Akamai Technologies, Inc. 02/15/2029 1.125%	1.5%
Uber Technologies, Inc. 12/01/2028 0.875%	1.5%

Columbia Convertible Securities Fund - Advisor Class
Shareholder Report [Line Items]
Fund Name	Columbia Convertible Securities Fund
Class Name	Advisor Class
Trading Symbol	COVRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Convertible Securities Fund (the Fund) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 42	0.82%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
Net Assets	$ 1,180,886,077
Holdings Count | Holding	114
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,180,886,077
Total number of portfolio holdings	114
Portfolio turnover for the reporting period	49%

Holdings [Text Block]
Graphical Representation of Fund

H
ol
di
ngs
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Deri va
tives are excluded from the tables unless
otherwise
noted. The Fund's
portfolio
composition is subject to cha
nge.
Top Holdings
Bank of America Corp.7.250%	2.1%
Bill.com Holdings, Inc. 04/01/2027	2.1%
ON Semiconductor Corp. 03/01/2029 0.500%	1.9%
NextEra Energy, Inc. 06/01/2027 7.299%	1.9%
Welltower OP LLC 07/15/2029 3.125%	1.7%
Lumentum Holdings, Inc. 06/15/2028 0.500%	1.7%
Dexcom, Inc. 05/15/2028 0.375%	1.7%
Carnival Corp. 12/01/2027 5.750%	1.6%
Akamai Technologies, Inc. 02/15/2029 1.125%	1.5%
Uber Technologies, Inc. 12/01/2028 0.875%	1.5%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Bank of America Corp.7.250%	2.1%
Bill.com Holdings, Inc. 04/01/2027	2.1%
ON Semiconductor Corp. 03/01/2029 0.500%	1.9%
NextEra Energy, Inc. 06/01/2027 7.299%	1.9%
Welltower OP LLC 07/15/2029 3.125%	1.7%
Lumentum Holdings, Inc. 06/15/2028 0.500%	1.7%
Dexcom, Inc. 05/15/2028 0.375%	1.7%
Carnival Corp. 12/01/2027 5.750%	1.6%
Akamai Technologies, Inc. 02/15/2029 1.125%	1.5%
Uber Technologies, Inc. 12/01/2028 0.875%	1.5%

Columbia Convertible Securities Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Convertible Securities Fund
Class Name	Class C
Trading Symbol	PHIKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Convertible Securities Fund (the Fund) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 93	1.82%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.82%
Net Assets	$ 1,180,886,077
Holdings Count | Holding	114
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,180,886,077
Total number of portfolio holdings	114
Portfolio turnover for the reporting period	49%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded
from the tables unless otherwise noted. The Fund's portfolio composition is subject to cha nge.
Top Holdings
Bank of America Corp.7.250%	2.1%
Bill.com Holdings, Inc. 04/01/2027	2.1%
ON Semiconductor Corp. 03/01/2029 0.500%	1.9%
NextEra Energy, Inc. 06/01/2027 7.299%	1.9%
Welltower OP LLC 07/15/2029 3.125%	1.7%
Lumentum Holdings, Inc. 06/15/2028 0.500%	1.7%
Dexcom, Inc. 05/15/2028 0.375%	1.7%
Carnival Corp. 12/01/2027 5.750%	1.6%
Akamai Technologies, Inc. 02/15/2029 1.125%	1.5%
Uber Technologies, Inc. 12/01/2028 0.875%	1.5%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Bank of America Corp.7.250%	2.1%
Bill.com Holdings, Inc. 04/01/2027	2.1%
ON Semiconductor Corp. 03/01/2029 0.500%	1.9%
NextEra Energy, Inc. 06/01/2027 7.299%	1.9%
Welltower OP LLC 07/15/2029 3.125%	1.7%
Lumentum Holdings, Inc. 06/15/2028 0.500%	1.7%
Dexcom, Inc. 05/15/2028 0.375%	1.7%
Carnival Corp. 12/01/2027 5.750%	1.6%
Akamai Technologies, Inc. 02/15/2029 1.125%	1.5%
Uber Technologies, Inc. 12/01/2028 0.875%	1.5%

Columbia Convertible Securities Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Convertible Securities Fund
Class Name	Institutional Class
Trading Symbol	NCIAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Convertible Securities Fund (the Fund) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 42	0.82%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
Net Assets	$ 1,180,886,077
Holdings Count | Holding	114
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Stati stics
Fund net assets	$ 1,180,886,077
Total number of portfolio holdings	114
Portfolio turnover for the reporting period	49%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition
is subject to
cha
n
ge.
Top Holdin
gs
Bank of America Corp.7.250%	2.1%
Bill.com Holdings, Inc. 04/01/2027	2.1%
ON Semiconductor Corp. 03/01/2029 0.500%	1.9%
NextEra Energy, Inc. 06/01/2027 7.299%	1.9%
Welltower OP LLC 07/15/2029 3.125%	1.7%
Lumentum Holdings, Inc. 06/15/2028 0.500%	1.7%
Dexcom, Inc. 05/15/2028 0.375%	1.7%
Carnival Corp. 12/01/2027 5.750%	1.6%
Akamai Technologies, Inc. 02/15/2029 1.125%	1.5%
Uber Technologies, Inc. 12/01/2028 0.875%	1.5%
Asset Categori
es

Largest Holdings [Text Block]
Top Holdin
gs
Bank of America Corp.7.250%	2.1%
Bill.com Holdings, Inc. 04/01/2027	2.1%
ON Semiconductor Corp. 03/01/2029 0.500%	1.9%
NextEra Energy, Inc. 06/01/2027 7.299%	1.9%
Welltower OP LLC 07/15/2029 3.125%	1.7%
Lumentum Holdings, Inc. 06/15/2028 0.500%	1.7%
Dexcom, Inc. 05/15/2028 0.375%	1.7%
Carnival Corp. 12/01/2027 5.750%	1.6%
Akamai Technologies, Inc. 02/15/2029 1.125%	1.5%
Uber Technologies, Inc. 12/01/2028 0.875%	1.5%

Columbia Convertible Securities Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Convertible Securities Fund
Class Name	Institutional 2 Class
Trading Symbol	COCRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Convertible Securities Fund (the Fund) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 40	0.78%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
Net Assets	$ 1,180,886,077
Holdings Count | Holding	114
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,180,886,077
Total number of portfolio holdings	114
Portfolio turnover for the reporting period	49%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to chan
ge.
Top Holdings
Bank of America Corp.7.250%	2.1%
Bill.com Holdings, Inc. 04/01/2027	2.1%
ON Semiconductor Corp. 03/01/2029 0.500%	1.9%
NextEra Energy, Inc. 06/01/2027 7.299%	1.9%
Welltower OP LLC 07/15/2029 3.125%	1.7%
Lumentum Holdings, Inc. 06/15/2028 0.500%	1.7%
Dexcom, Inc. 05/15/2028 0.375%	1.7%
Carnival Corp. 12/01/2027 5.750%	1.6%
Akamai Technologies, Inc. 02/15/2029 1.125%	1.5%
Uber Technologies, Inc. 12/01/2028 0.875%	1.5%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Bank of America Corp.7.250%	2.1%
Bill.com Holdings, Inc. 04/01/2027	2.1%
ON Semiconductor Corp. 03/01/2029 0.500%	1.9%
NextEra Energy, Inc. 06/01/2027 7.299%	1.9%
Welltower OP LLC 07/15/2029 3.125%	1.7%
Lumentum Holdings, Inc. 06/15/2028 0.500%	1.7%
Dexcom, Inc. 05/15/2028 0.375%	1.7%
Carnival Corp. 12/01/2027 5.750%	1.6%
Akamai Technologies, Inc. 02/15/2029 1.125%	1.5%
Uber Technologies, Inc. 12/01/2028 0.875%	1.5%

Columbia Convertible Securities Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Convertible Securities Fund
Class Name	Institutional 3 Class
Trading Symbol	CSFYX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 38	0.73%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%
Net Assets	$ 1,180,886,077
Holdings Count | Holding	114
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,180,886,077
Total number of portfolio holdings	114
Portfolio turnover for the reporting period	49%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to chan ge
.
Top Holdings
Bank of America Corp.7.250%	2.1%
Bill.com Holdings, Inc. 04/01/2027	2.1%
ON Semiconductor Corp. 03/01/2029 0.500%	1.9%
NextEra Energy, Inc. 06/01/2027 7.299%	1.9%
Welltower OP LLC 07/15/2029 3.125%	1.7%
Lumentum Holdings, Inc. 06/15/2028 0.500%	1.7%
Dexcom, Inc. 05/15/2028 0.375%	1.7%
Carnival Corp. 12/01/2027 5.750%	1.6%
Akamai Technologies, Inc. 02/15/2029 1.125%	1.5%
Uber Technologies, Inc. 12/01/2028 0.875%	1.5%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Bank of America Corp.7.250%	2.1%
Bill.com Holdings, Inc. 04/01/2027	2.1%
ON Semiconductor Corp. 03/01/2029 0.500%	1.9%
NextEra Energy, Inc. 06/01/2027 7.299%	1.9%
Welltower OP LLC 07/15/2029 3.125%	1.7%
Lumentum Holdings, Inc. 06/15/2028 0.500%	1.7%
Dexcom, Inc. 05/15/2028 0.375%	1.7%
Carnival Corp. 12/01/2027 5.750%	1.6%
Akamai Technologies, Inc. 02/15/2029 1.125%	1.5%
Uber Technologies, Inc. 12/01/2028 0.875%	1.5%